Related Parties - Summary of Transactions with Key Management Personnel (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Related party transactions [abstract]
Short-term employee benefits	$ 46	$ 198	$ 605	$ 520